Intangible Assets, Net - Schedule of Amortization Expenses Related to Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Amortization Expenses Related to Intangible Assets [Line Items]
Amortization expenses related to intangible assets	$ 13,263	$ 13,473	$ 13,574
Cost of revenues [Member]
Schedule of Amortization Expenses Related to Intangible Assets [Line Items]
Amortization expenses related to intangible assets	5,066	5,471	5,405
Selling and marketing expenses [Member]
Schedule of Amortization Expenses Related to Intangible Assets [Line Items]
Amortization expenses related to intangible assets	$ 8,197	$ 8,002	$ 8,169